UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan
 (Exact name of registrant as specified in charter)

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally
Timothy Partners, Ltd.
105 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 09/30

Date of reporting period: 06/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44
U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Aggressive Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 100.12%
Number of Shares		Fair Value

	BANKS - 3.17%
8,075	First Midwest Bancorp, Inc.	$99,242
24,360	Nara Bancorp, Inc. *	198,047
3,340	Signature Bank *	191,048
8,898	Webster Financial Corp.	187,036
		675,373

	CHEMICALS - 3.35%
6,225	Airgas, Inc.	435,999
5,000	Rockwood Holdings, Inc. *	276,450
		712,449

	CONSUMER GOODS - 2.69%
3,500	Coach, Inc.	223,755
5,025	Crocs, Inc. *	129,394
975	Polaris Industries, Inc.	108,391
2,965	Steven Madden, Ltd. *	111,217
		572,757

	EDUCATION - 0.56%
3,595	K12, Inc. *	119,138

	FINANCIAL / INVESTMENT SERVICES - 6.05%
2,425	Affliiated Managers Group, Inc. *	246,016
13,250	Cardtronics, Inc. *	310,712
12,484	Discover Financial Services	333,947
6,811	FleetCor Technologies, Inc. *	201,878
1,550	IntercontinentalExchange, Inc. *	193,301
		1,285,854

	HEALTHCARE - 13.06%
4,575	Accretive Health, Inc. *	131,714
31,050	Akorn, Inc. *	217,350
4,250	AmericsourceBergen Corp.	175,950
24,520	Bruker Corp.*	499,227
7,925	Caliper Life Sciences, Inc. *	64,272
3,825	Catalyst Health Solutions, Inc. *	213,512
3,805	Cepheid, Inc. *	131,805
4,550	Cerner Corp. *	278,050
7,125	ExamWorks Group, Inc. *	180,904
2,075	IPC The Hospitalist Co., Inc. *	96,176
8,350	NxStage Medical, Inc. *	173,847
850	Quality Systems, Inc.	74,205
5,697	Sirona Dental Systems, Inc. *	302,511
13,650	Skilled Healthcare Group, Inc. - Class A *	129,129
1,855	SXC Health Solutions Corp. *	109,297
		2,777,949

Schedule of Investments | Aggressive Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 100.12% (continued)
Number of Shares		Fair Value

	INDUSTRIALS / MACHINERY - 10.94%
9,885	Altra Holdings, Inc. *	$237,141
5,194	Babcock & Wilcox Co. *	143,926
3,940	Clean Harbors, Inc. *	406,805
2,513	Gardner Denver, Inc.	211,218
2,941	Goodrich Corp.	280,865
1,875	HEICO Corp.	102,638
2,500	HEICO Corp. - Class A	99,400
5,300	Robbins & Myers, Inc.	280,105
7,675	Rush Enterprises, Inc. - Class A *	146,055
16,525	United Rentals, Inc. *	419,735
		2,327,888

	INFORMATION TECHNOLOGY - 20.11%
4,542	Advent Software, Inc. *	127,948
3,450	Anixter International, Inc.	225,423
7,711	Ariba, Inc. *	265,798
5,415	Belden, Inc.	188,767
2,780	Cognizant Technology Solutions Corp. - Class A *	203,885
7,525	comScore, Inc. *	194,898
3,216	Concur Technologies, Inc. *	161,025
18,255	DemandTec, Inc. *	166,121
5,637	Gartner, Inc. *	227,115
7,125	Informatica Corp. *	416,314
14,800	KIT Digital, Inc. *	176,712
3,325	LogMein, Inc. *	128,245
11,445	Parametric Technology Corp. *	262,434
7,100	Polycom, Inc. *	456,530
7,875	Super Micro Computer, Inc. *	126,709
11,700	Synchronoss Technologies, Inc. *	371,241
4,975	Syntel, Inc.	294,122
6,415	VeriFone Systems, Inc. *	284,505
		4,277,792

	INSTRUMENTS - 0.83%
1,047	Mettler-Toledo International, Inc. *	176,597

	MISCELLANEOUS SERVICES - 9.17%
7,300	Alterra Capital Holdings Ltd.	162,790
12,765	AMN Healthcare Services, Inc. *	106,205
5,325	Ancestry.com, Inc. *	220,402
9,600	Gaylord Entertainment Co. *	288,000
7,225	HFF, Inc. - Class A *	109,025
5,300	InnerWorkings, Inc. *	44,202
27,430	Kforce, Inc. *	358,784
12,625	MDC Partners, Inc. - Class A	228,007
7,725	SuccessFactors, Inc. *	227,115
5,550	Taleo Corp. - Class A *	205,517
		1,950,047

Schedule of Investments | Aggressive Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 100.12% (continued)
Number of Shares		Fair Value

	OIL / NATURAL GAS - 4.89%
13,530	Key Energy Services, Inc. *	$243,540
25,675	Kodiak Oil & Gas Corp. *	148,145
3,225	Oil States International, Inc. *	257,710
13,034	Rex Energy Corp. *	133,859
4,522	Whiting Petroleum Corp. *	257,347
		1,040,601

	PHARMACEUTICALS - 3.12%
37,650	Ista Pharmaceuticals, Inc.	287,834
16,900	NPS Pharmaceuticals, Inc. *	159,705
8,975	Questcor Pharmaceutical, Inc. *	216,297
		663,836

	RESTAURANTS - 4.10%
15,825	Cheesecake Factory, Inc. *	496,430
6,925	Domino's Pizza, Inc. *	174,787
11,458	Texas Roadhouse, Inc.	200,916
		872,133

	RETAIL - 7.56%
15,855	Express, Inc.	345,639
4,225	Family Dollar Stores, Inc.	222,066
1,622	Fossil, Inc. *	190,942
3,735	Group 1 Automotive, Inc.	153,807
21,125	Pier 1 Imports, Inc. *	244,416
1,950	Ross Stores, Inc.	156,234
2,205	Tractor Supply Co.	147,470
2,300	Ulta Salon Cosmetics & Fragrance, Inc. *	148,534
		1,609,108

	SEMICONDUCTORS - 6.98%
9,525	Avago Technologies, Ltd.	361,950
22,143	Cypress Semiconductor Corp. *	468,103
2,812	Netlogic Microsystems, Inc. *	113,661
4,475	OmniVision Technologies, Inc. *	155,775
19,425	ON Semiconductor Corp. *	203,380
7,940	Skyworks Solutions, Inc. *	182,461
		1,485,330

	TELECOMMUNICATIONS - 0.84%
2,652	Aruba Networks, Inc. *	78,367
975	Interactive Intelligence Group *	34,174
1,675	SAVVIS, Inc. *	66,213
		178,754

	TRANSPORTATION - 2.70%
5,132	Atlas Air Worldwide Holdings, Inc. *	305,405
4,950	Hub Group, Inc. - Class A *	186,417
5,435	RailAmerica, Inc. *	81,525
		573,347

	Total Common Stocks (cost $18,960,889)	21,298,953

Schedule of Investments | Aggressive Growth
As of June 30, 2011 - (Unaudited)

REITs - 1.23%
Number of Shares		Fair Value
1,925	Essex Property Trust, Inc.	$260,433

	Total REITs (cost $258,335)	260,433
Money Market Fund - 0.42%
Number of Shares		Fair Value

89,924	Fidelity Institutional Money Market Portfolio, 0.08% (A)	89,924

	Total Money Market Fund (cost $89,924)	89,924

	TOTAL INVESTMENTS (cost $19,309,148) - 101.77%	$21,649,310

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.77)%	(376,517)

	NET ASSETS - 100.00%	$21,272,793

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | International
As of June 30, 2011 - (Unaudited)

Common Stocks - 90.97%
Number of Shares		Fair Value

	AUTOMOTIVE - 5.04%
92,000	Fiat SpA (ADR) (B)	$1,016,600
11,800	Magna International, Ltd.	637,672
24,000	Tata Motors Ltd. (ADR)	540,240
		2,194,512

	BANKS - 8.96%
25,600	Banco Bradesco SA (ADR)	524,544
11,000	BOC Hong Kong Holdings, Ltd. (ADR) (B)	641,630
30,000	DBS Group Holdings, Ltd. (ADR) (B)	1,440,300
29,000	Sberbank of Russia (ADR) (B)	419,340
74,000	Societe Generale (ADR) (B)	879,490
		3,905,304

	BUILDING & CONSTRUCTION - 2.99%
30,000	Anhui Expressway Co., Ltd. * (B)	250,602
41,000	Vinci SA (ADR) (B)	658,460
109,000	Wienerberger AG (ADR) (B)	394,580
		1,303,642

	CHEMICALS - 8.20%
12,500	Agrium, Inc.	1,097,000
33,400	Henkel AG & Co. KGaA (ADR) (B)	1,916,158
8,300	Syngenta AG (ADR)	560,748
		3,573,906

	CONSUMER GOODS - 8.57%
29,300	Arcos Dorados Holdings, Inc. - Class A	617,937
13,000	CSM NV (ADR) (B)	437,460
30,550	FUJIFILM Holdings Corp. (ADR) (B)	954,077
14,000	Kerry Group PLC (ADR) (B)	578,792
20,000	Marine Harvest (ADR) (B)	322,508
20,000	Shiseido Co, Ltd. (ADR) (B)	375,400
75,000	Techtronic Industries Co. - Class I (ADR) (B)	447,750
		3,733,924

	DIVERSIFIED OPERATIONS - 0.96%
7,000	Hitachi, Ltd. (ADR)	416,920

	ELECTRIC POWER - 3.23%
63,000	Enel S.p.A. (ADR) (B)	413,910
6,000	International Power PLC (ADR) (B)	308,700
90,000	Power Asset Holdings, Ltd. (ADR) (B)	684,900
		1,407,510

	FINANCIAL / INVESTMENT SERVICES - 2.89%
204,000	3i Group PLC (ADR) (B)	460,326
16,300	ORIX Corp. (ADR)	796,907
		1,257,233

	HEALTHCARE - 8.41%
21,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,568,700
7,000	Shire PLC (ADR)	659,470
26,500	Smith & Nephew PLC (ADR)	1,435,240
		3,663,410

Schedule of Investments | International
As of June 30, 2011 - (Unaudited)

Common Stocks - 90.97% (continued)
Number of Shares		Fair Value

	INDUSTRIALS - 2.86%
30,000	Atlas Copco AB - Class B (ADR) (B)	$708,600
50,000	Cookson Group PLC (ADR) (B)	539,830
		1,248,430

	INFORMATION TECHNOLOGY - 7.73%
22,000	AAC Technologies Holdings, Inc. (ADR) (B)	512,307
17,000	CANON, INC. (ADR)	809,030
21,000	Globe Telecom, Inc. (ADR) (B)	433,228
103,300	Infineon Technologies AG (ADR) (B)	1,162,125
10,200	VeriFone Systems, Inc. *	452,370
		3,369,060

	INSURANCE - 2.01%
34,500	Zurich Financial Services AG (ADR) * (B)	874,230

	MINERALS & MINING - 5.76%
32,380	Anglo American PLC (ADR) * (B)	804,643
11,200	BHP Billiton PLC (ADR)	878,416
28,600	Vale SA (ADR)	828,256
		2,511,315

	OIL / NATURAL GAS - 8.68%
57,000	Afren PLC (ADR) * (B)	722,475
17,000	Lukoil OAO (ADR) (B)	1,083,750
70,400	Precision Drilling Corp. *	1,010,944
19,668	Statoil ASA (ADR)	500,551
18,000	Subsea 7 SA (ADR) (B)	462,960
		3,780,680

	RETAIL - 2.03%
37,000	William Morrison Supermarkets plc (ADR) (B)	884,670

	SERVICES - 5.61%
48,000	ABB, Ltd. (ADR) *	1,245,600
38,600	Focus Media Holding, Ltd. (ADR) *	1,200,460
		2,446,060

	TELECOMMUNICATIONS - 5.28%
13,200	America Movil SAB de C.V. - Series L (ADR)	711,216
62,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,590,920
		2,302,136

	TELEVISION - 1.76%
36,000	CTC Media, Inc.	767,520

	Total Common Stocks (cost $34,061,651)	39,640,462

Schedule of Investments | International
As of June 30, 2011 - (Unaudited)

Money Market Fund - 10.58%
Number of Shares	Fair Value

4,608,765	Fidelity Institutional Money Market Portfolio, 0.08% (A)	$4,608,765

Total Money Market Fund (cost $4,608,765)	4,608,765

TOTAL INVESTMENTS (cost $38,670,416) - 101.55%	$44,249,227

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.55)%	(673,139)

NET ASSETS - 100.00%	$43,576,088

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.
The total value of such securities at June 30, 2011 is $22,380,721, which represents 51% of net assets.

Diversification of Assets
Country	Percentage of Net Assets
Argentina	1.42%
Austria	0.91%
Brazil	3.11%
Canada	6.30%
China	4.51%
France	3.53%
Germany	10.66%
Hong Kong	2.50%
India	1.24%
Ireland	2.84%
Italy	3.28%
Japan	7.69%
Mexico	1.63%
Niger	1.00%
Norway	1.89%
Philippines	0.99%
Russia	5.21%
Singapore	6.96%
Sweden	1.63%
Switzerland	6.15%
United Kingdom	16.48%
United States	1.04%
Total	90.97%
Money Market Funds	10.58%
Liabilities in excess of Other Assets	(1.55)%
Grand Total	100.00%

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 94.15%
Number of Shares		Fair Value

	BANKS - 1.78%
41,127	Webster Financial Corp.	$864,490

	CHEMICALS - 3.54%
16,555	Airgas, Inc. *	1,159,512
10,100	Rockwood Holdings, Inc. *	558,429
		1,717,941

	CONSUMER GOODS - 7.98%
4,430	Coach, Inc.	283,210
18,000	Crocs, Inc.*	463,500
25,730	Emerson Electric Co.	1,447,312
10,450	Family Dollar Stores, Inc.	549,252
17,270	McCormick & Co., Inc./MD	856,074
2,450	Polaris Industrials, Inc.	272,367
		3,871,715

	FINANCIAL / INVESTMENT SERVICES - 10.03%
10,980	Affliiated Managers Group, Inc. *	1,113,921
36,000	Discover Financial Services	963,000
18,030	FleetCor Technologies, Inc. *	534,409
5,990	IntercontinentalExchange, Inc. *	747,013
29,050	SEI Investments Co.	653,916
14,150	T. Rowe Price Group, Inc.	853,811
		4,866,070

	HEALTHCARE - 10.81%
45,135	AmerisourceBergen Corp.	1,868,589
28,570	Bruker Corp. *	581,685
11,040	Cerner Corp. *	674,654
6,870	C.R. Bard, Inc.	754,738
19,560	Patterson Cos., Inc.	643,328
15,040	St. Jude Medical, Inc.	717,107
		5,240,101

	INDUSTRIALS / MACHINERY - 12.42%
18,722	Babcock & Wilcox Co. *	518,787
10,425	Gardner Denver, Inc.*	876,221
9,200	General Dynamics Corp.	685,584
10,950	Goodrich Corp.	1,045,725
27,600	Johnson Controls, Inc.	1,149,816
17,970	Sirona Dental Systems, Inc.*	954,207
31,200	United Rentals, Inc. *	792,480
		6,022,820

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 94.15% (Continued)
Number of Shares		Fair Value

	INFORMATION TECHNOLOGY - 10.07%
9,110	Anixter International, Inc.	$595,247
24,200	Ariba, Inc.*	834,174
3,720	Cognizant Technology Solutions Corp. - Class A *	272,825
14,321	Informatica Corp. *	836,776
34,300	Parametric Technology Corp. *	786,499
21,300	Taleo Corp. - Class A *	788,739
17,300	VeriFone Systems, Inc. *	767,255
		4,881,515

	INSTRUMENTS - 0.46%
1,320	Mettler-Toledo International, Inc. *	222,644

	MISCELLANEOUS SERVICES - 6.65%
21,120	Aptargroup, Inc.	1,105,421
5,500	Clean Harbors, Inc.*	567,875
50,490	Paychex, Inc.	1,551,053
		3,224,349

	OIL & NATURAL GAS - 12.17%
8,330	Ensco PLC (ADR)	443,989
27,550	Exxon Mobil Corp.	2,242,019
14,910	Occidental Petroleum Corp.	1,551,236
7,400	Oil States Internatational, Inc.*	591,334
18,830	Whiting Petroleum Corp. *	1,071,615
		5,900,193

	RETAIL - 4.39%
8,150	Ross Stores, Inc.	652,978
4,790	Tractor Supply Co.	320,355
5,020	Ultra Salon Cosmetics & Fragrance, Inc. *	324,192
41,500	Western Union Co.	831,245
		2,128,770

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2011 - (Unaudited)

Common Stocks - 94.15% (Continued)
Number of Shares		Fair Value

	SEMICONDUCTORS - 7.74%
21,700	Avago Technologies Ltd.	$824,600
36,400	Cypress Semiconductor Corp.*	769,496
21,600	Microchip Technology, Inc.	818,856
72,925	ON Semiconductor Corp. *	763,525
25,125	Skyworks Solutions, Inc. *	577,373
		3,753,850

	TELECOMMUNICATIONS - 6.11%
16,400	Ampheno Corp. - Class A	885,436
10,600	L-3 Communications Holdings, Inc.	926,970
17,890	Polycom, Inc.*	1,150,327
		2,962,733

	Total Common Stocks (cost $40,848,789)	45,657,191

REITs - 1.47%
Number of Shares		Fair Value

5,270	Essex Property Trust, Inc.	712,978

	Total REITs (cost $707,097)	712,978

Money Market Fund - 3.14%
Number of Shares		Fair Value

1,522,294	Fidelity Institutional Money Market Portfolio, 0.08% (A)	1,522,294

	Total Money Market Fund (cost $1,522,294)	1,522,294

	TOTAL INVESTMENTS (cost $43,078,180) - 98.76%	$47,892,463

	OTHER ASSETS LESS LIABILITIES - 1.24%	601,898

	NET ASSETS - 100.00%	$48,494,361

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Small Cap Value
As of June 30, 2011 - (Unaudited)

Common Stocks - 90.06%
Number of Shares		Fair Value

	AEROSPACE EQUIPMENT - 4.72%
8,900	Esterline Technologies Corp. *	$679,960
30,000	Moog, Inc. - Class A *	1,305,600
12,500	Teledyne Technologies, Inc. *	629,500
		2,615,060

	BANKS - 13.92%
15,428	Bancfirst Corp.	595,521
38,833	Center Financial Corp. *	246,589
62,403	Chemical Financial Corp.	1,170,680
71,308	Columbia Banking System, Inc.	1,227,924
5,989	First Citizens BancShares, Inc. - Class A	1,121,260
74,500	First Financial Bancorp	1,243,405
29,692	Nara Bancorp, Inc. *	241,396
11,900	SVB Financial Group *	710,549
36,000	Wintrust Financial Corp.	1,158,480
		7,715,804

	CHEMICALS - 2.21%
33,059	Sensient Technologies Corp.	1,225,497

	COAL - 2.26%
58,700	Cloud Peak Energy, Inc. *	1,250,310

	CONSTRUCTION - 3.25%
38,070	Layne Christensen Co. *	1,155,044
49,500	TMS International Corp. - Class A	645,975
		1,801,019

	CONSUMER GOODS - 2.22%
29,500	Wolverine World Wide, Inc.	1,231,625

	ELECTRIC POWER - 5.66%
25,000	Avista Corp.	642,250
35,400	Cleco Corp. *	1,233,690
38,000	NorthWestern Corp.	1,258,180
		3,134,120

	FINANCIAL & INVESTMENT SERVICES - 4.17%
85,317	Calamos Asset Management, Inc. - Class A	1,238,803
97,200	Knight Capital Group, Inc. - Class A *	1,071,144
		2,309,947

	HEALTHCARE - 3.39%
38,131	Natus Medical, Inc. *	577,685
30,680	Orthofix International NV *	1,302,980
		1,880,665

Schedule of Investments | Small Cap Value
As of June 30, 2011 - (Unaudited)

Common Stocks - 90.06% (Continued)
Number of Shares		Fair Value

	INDUSTRIALS - 9.26%
28,495	AAON, Inc.	$622,331
30,697	A.O. Smith Corp.	1,298,483
20,005	Hurco Cos, Inc. *	644,361
33,000	Kaydon Corp.	1,231,560
38,600	TAL International Group, Inc.	1,332,858
		5,129,593

	INFORMATION TECHNOLOGY - 6.40%
69,491	Benchmark Electronics, Inc.*	1,146,601
27,400	ManTech International Corp. - Class A	1,217,108
37,200	SYNNEX Corp. *	1,179,240
		3,542,949

	INSURANCE - 5.52%
53,923	AMERISAFE, Inc. *	1,219,738
37,400	Employers Holdings, Inc.	627,198
11,612	Infinity Property & Casualty Corp.	634,712
13,670	Safety Insurance Group, Inc.	574,687
		3,056,335

	MISCELLANEOUS SERVICES - 5.69%
98,166	Matrix Service, Co. *	1,313,461
41,900	Pioneer Drilling, Co. *	638,556
39,200	Rent-A-Center, Inc.	1,197,952
		3,149,969

	OIL & NATURAL GAS - 6.43%
173,626	Gastar Exploration Ltd. *	595,537
25,761	Georesources, Inc. *	579,365
34,650	Petroleum Development Corp. *	1,036,381
17,900	Swift Energy, Co. *	667,133
178,906	Warren Resources, Inc. *	681,632
		3,560,048

	RESTAURANTS - 2.23%
37,200	Papa Johns International, Inc. *	1,237,272

	RETAIL - 2.78%
74,100	Kirkland's, Inc. *	890,682
33,202	Spartan Stores, Inc.	648,435
		1,539,117

	SEMICONDUCTORS - 4.33%
34,100	Kraton Performance Polymers, Inc. *	1,335,697
22,000	Veeco Instruments, Inc. *	1,065,020
		2,400,717

Schedule of Investments | Small Cap Value
As of June 30, 2011 - (Unaudited)

Common Stocks - 90.06% (Continued)
Number of Shares		Fair Value

	TRANSPORTATION - 5.62%
10,400	Genesee & Wyoming, Inc. - Class A *	$609,856
28,064	Landstar System, Inc.	1,304,415
70,763	Saia Inc. *	1,199,433
		3,113,704

	Total Common Stocks (cost $46,697,088)	49,893,751

REITs - 8.43%
Number of Shares		Fair Value

72,065	Coresite Realty Corp.	1,181,866
218,500	DCT Industrial Trust, Inc.	1,142,755
9,400	Equity Lifestyle Properties, Inc.	586,936
27,200	Healthcare Realty Trust, Inc.	561,136
16,800	Potlatch Corp.	592,536
18,600	Washington Real Estate Investment Trust	604,872

	Total REITs (cost $4,512,045)	4,670,101

Money Market Fund - 1.57%
Number of Shares		Fair Value

869,940	Fidelity Institutional Money Market Portfolio, 0.08% (A)	$869,940

	Total Money Market Fund (cost $869,940)	869,940

	TOTAL INVESTMENTS (cost $52,079,073) - 100.06%	$55,433,792

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%	(32,355)

	NET ASSETS - 100.00%	$55,401,437

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2011 - (Unaudited)

Common Stocks - 89.70%
Number of Shares		Fair Value

	BANKS - 2.11%
51,400	CIT Group, Inc. *	$2,274,964

	CONSUMER GOODS - 12.35%
28,500	BorgWarner, Inc. *	2,302,515
56,900	Dr Pepper Snapple Group, Inc.	2,385,817
48,800	Emerson Electric Co.	2,745,000
33,400	JM Smucker Co./The	2,553,096
21,300	Lear Corp.	1,139,124
71,300	Sysco Corp.	2,223,134
		13,348,686

	ELECTRIC POWER - 6.30%
57,800	American Electric Power Co., Inc.	2,177,904
47,000	Dominion Resources, Inc.	2,268,690
53,300	FirstEnergy Corp.	2,353,195
		6,799,789

	FINANCIAL & INVESTMENT SERVICES - 8.07%
10,900	BlackRock, Inc.	2,090,729
57,800	Eaton Vance Corp.	1,747,294
17,100	Franklin Resources, Inc.	2,245,059
112,600	Invesco, Ltd.	2,634,840
		8,717,922

	HEALTHCARE - 9.05%
79,700	CareFusion Corp. *	2,165,449
56,600	Covidien PLC	3,012,818
22,800	CR Bard, Inc.	2,504,808
28,800	DENTSPLY International, Inc.	1,096,704
20,900	St. Jude Medical, Inc.	996,512
		9,776,291

	INDUSTRIALS - 6.43%
28,500	General Dynamics Corp.	2,123,820
24,273	Goodrich Corp.	2,318,072
15,200	Precision Castparts Corp.	2,502,680
		6,944,572

	INFORMATION TECHNOLOGY - 5.38%
110,600	CA, Inc.	2,526,104
26,900	Microchip Technology, Inc.	1,019,779
61,500	TE Connectviity Ltd.	2,260,740
		5,806,623

	INSURANCE - 8.26%
37,700	ACE, Ltd.	2,481,414
63,100	Arch Capital Group, Ltd. *	2,014,152
63,000	Axis Capital Holdings Ltd.	1,950,480
60,100	Willis Group Holdings, PLC	2,470,711
		8,916,757

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2011 - (Unaudited)

Common Stocks - 89.70% (Continued)
Number of Shares		Fair Value

	MACHINERY - 4.86%
34,000	Deere & Co.	$2,803,300
22,200	Flowserve Corp.	2,439,558
		5,242,858

	OIL & NATURAL GAS - 19.89%
30,300	Anadarko Petroleum Corp.	2,325,828
18,400	Apache Corp.	2,270,376
18,600	ConocoPhillips	1,398,534
45,200	EQT Corp.	2,373,904
41,000	Exxon Mobil Corp.	3,336,580
44,400	Marathon Oil Corp.	2,338,992
34,700	Murphy Oil Corp.	2,278,402
27,300	National Oilwell Varco, Inc.	2,135,133
29,000	Occidental Petroleum Corp.	3,017,160
		21,474,909

	RETAIL - 4.45%
40,100	Advance Auto Parts, Inc.	2,345,449
29,300	Sherwin-Williams Co./The	2,457,391
		4,802,840

	TRANSPORTATION - 2.55%
26,400	Union Pacific Corp.	2,756,160

	Total Common Stocks (cost $75,368,569)	96,862,371

Master Limited Partnerships - 1.84%
Number of Shares		Fair Value

53,700	Lazard, Ltd. - Class A	1,992,270

	Total Master Limited Partnerships (cost $2,107,162)	1,992,270

REITs - 4.56%
Number of Shares		Fair Value

61,400	HCP, Inc.	2,252,766
23,400	Public Storage	2,667,834

	Total REITs (cost $3,613,173)	4,920,600

Money Market Fund - 3.86%
Number of Shares		Fair Value

4,164,992	Fidelity Institutional Money Market Portfolio, 0.08% (A)	$4,164,992

	Total Money Market Fund (cost $4,164,992)	4,164,992

	TOTAL INVESTMENTS (cost $85,253,896) - 99.96%	$107,940,233

	OTHER ASSETS LESS LIABILITIES - 0.04%	45,048

	NET ASSETS - 100.00%	$107,985,281

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Fixed Income
As of June 30, 2011 - (Unaudited)

Bonds and Notes - 95.95%
Par Value		Fair Value

	ASSET-BACKED SECURITIES - 0.30%
$55,080	John Deere Owner Trust, 2.59%, 10/15/2013	$55,419
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	149,107

	Total Asset-Backed Securities (cost $200,446)	204,526

	CORPORATE BONDS - 23.38%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020	524,100
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,143,995
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	859,729
750,000	ConocoPhillips, 4.60%, 01/15/2015	829,090
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	529,296
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	1,013,236
350,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	394,981
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	510,190
900,000	ERP Operating LP, 5.125%, 03/15/2016	982,195
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	520,309
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	532,233
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	823,870
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	518,571
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	862,702
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	825,039
500,000	Oneok, Inc., 5.20%, 06/15/2015	547,572
750,000	Simon Property Group LP, 5.75%, 12/01/2015	842,716
500,000	Transocean, Inc., 6.00%, 03/15/2018	554,361
1,000,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	1,060,666
500,000	Valero Energy Corp., 6.625%, 06/15/2037	522,972
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	799,303
750,000	Willis North America, Inc., 6.20%, 03/28/2017	818,746

	Total Corporate Bonds (cost $14,740,059)	16,015,872

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.27%
	Government Notes & Bonds - 31.02%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,709,216
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,874,037
2,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	2,300,602
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,710,936
1,500,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,499,304
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,110,938
4,000,000	U.S. Treasury Note, 3.125%, 05/15/2019	4,130,624
2,000,000	U.S. Treasury Note, 3.125%, 05/15/2021	1,994,692
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,191,094
1,550,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,725,950

	Total Government Notes & Bonds (cost $20,990,995)	21,247,393

Schedule of Investments | Fixed Income
As of June 30, 2011 - (Unaudited)

Bonds and Notes - 95.95% (continued)
Par Value		Fair Value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.27% (continued)
	Government Mortgage-Backed Securities - 34.15%
$104,420	GNMA Pool 3584, 6.00%, 07/20/2034	$115,703
231,048	GNMA Pool 3612, 6.50%, 09/20/2034	261,782
732,947	GNMA Pool 3625, 6.00%, 10/20/2034	814,564
307,302	GNMA Pool 3637, 5.50%, 11/20/2034	340,145
476,820	GNMA Pool 3665, 5.50%, 01/20/2035	527,780
240,714	GNMA Pool 3679, 6.00%, 02/20/2035	267,519
612,911	GNMA Pool 3711, 5.50%, 05/20/2035	677,842
569,127	GNMA Pool 3865, 6.00%, 06/20/2036	631,435
404,798	GNMA Pool 3910, 6.00%, 10/20/2036	449,115
772,429	GNMA Pool 3939, 5.00%, 01/20/2037	841,666
888,250	GNMA Pool 4058, 5.00%, 12/20/2037	967,868
974,066	GNMA Pool 4072, 5.50%, 01/20/2038	1,072,081
2,525,918	GNMA Pool 4520, 5.00%, 08/20/2039	2,747,593
1,556,275	GNMA Pool 4541, 5.00%, 09/20/2039	1,692,854
3,054,215	GNMA Pool 4947, 5.00%, 02/20/2041	3,320,345
37,543	GNMA Pool 585163, 5.00%, 02/15/2018	40,616
36,663	GNMA Pool 585180, 5.00%, 02/15/2018	39,664
30,140	GNMA Pool 592492, 5.00%, 03/15/2018	32,607
30,953	GNMA Pool 599821, 5.00%, 01/15/2018	33,487
487,153	GNMA Pool 604182, 5.50%, 04/15/2033	539,446
312,498	GNMA Pool 663776, 6.50%, 01/15/2037	355,369
4,012,279	GNMA Pool 701961, 4.50%, 06/15/2039	4,252,598
1,774,570	GNMA Pool 717072, 5.00%, 05/15/2039	1,926,056
1,196,211	GNMA Pool 782858, 6.00%, 11/15/2039	1,333,838
101,838	GNMA Pool 781694, 6.00%, 12/15/2031	114,032

	Total Government Mortgage-Backed Securities (cost $22,250,657)	23,396,005

	Treasury Inflation Protected Securities - 7.10%
2,250,000	TIPS, 2.00%, 01/15/2014	2,952,209
1,500,000	TIPS, 2.50%, 07/15/2016	1,912,633

	Total Treasury Inflation Protected Securities (cost $3,803,634)	4,864,842

	Total U.S. Government & Agency Obligations (cost $47,045,286)	49,508,240

	Total Bonds and Notes (cost $61,985,791)	65,728,638

Money Market Fund - 3.04%
Number of Shares		Fair Value

2,085,661	Fidelity Institutional Money Market Portfolio, 0.08% (A)	2,085,661

	Total Money Market Fund (cost $2,085,661)	2,085,661

	TOTAL INVESTMENTS (cost $64,071,452) - 98.99%	$67,814,299

	OTHER ASSETS LESS LIABILITIES - 1.01%	693,241

	NET ASSETS - 100.00%	$68,507,540

(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | High Yield Bond
As of June 30, 2011 - (Unaudited)

Bonds and Notes - 91.83%
Par Value		Fair Value

	CONVERTIBLE CORPORATE BONDS - 1.71%
$500,000	Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026 (B)	$476,250

	Total Convertible Corporate Bonds (cost $377,500)	476,250

	CORPORATE BONDS - 90.12%
250,000	Actuant Corp., 6.875%, 06/15/2017	256,875
500,000	AmeriGas Partners LP, 6.50%, 05/20/2021	505,625
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	523,750
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)	506,250
500,000	Calumet Specialty Products Partners LP, 9.375%, 05/01/2019 (A)	517,500
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	519,375
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	543,125
500,000	CommScope, Inc., 8.25%, 01/15/2019 (A)	517,500
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	527,500
250,000	Continental Resources, Inc., 7.125%, 04/01/2021	265,000
500,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	517,500
500,000	Covanta Holding Corp., 7.25%, 12/01/2020	525,469
500,000	Crosstex Energy LP, 8.875%, 02/15/2018	535,000
500,000	Duquesne Light Holdings, Inc., 6.40%, 09/15/2010 (A)	518,098
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	532,500
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)	512,500
500,000	Forest Oil Corp., 7.25%, 06/15/2019	512,500
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018 (A)	508,750
750,000	Genesis Energy LP, 7.875%, 12/15/2018 (A)	748,125
500,000	Geo Group, Inc., 6.625%, 02/15/2021 (A)	498,750
329,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	371,770
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	517,500
500,000	Hypermarcas SA, 6.50%, 04/20/2021 (A)	501,875
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	531,250
500,000	Kindred Healthcare, Inc., 8.25%, 06/01/2019 (A)	500,000
500,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	512,500
500,000	MedAssets, Inc., 8.00%, 11/15/2018 (A)	497,500
500,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/2019 (A)	496,250
500,000	MPT Operating Partners LP, 6.875%, 05/01/2021 (A)	493,750
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	517,500
500,000	Navistar International Corp., 8.25%, 11/01/2021	537,500
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	559,375
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	525,000
500,000	Omnicare, Inc., 7.75%, 06/01/2020	533,125
500,000	OGX Petroleo E Gas Participacoes SA., 8.50%, 06/01/2018 (A)	516,750
500,000	PolyOne Corp., 7.375%, 09/15/2020	525,000
250,000	Polypore International, Inc., 7.50%, 11/15/2017	265,625
250,000	Pride International, Inc., 6.875%, 08/15/2020	291,369
500,000	QBE Capital Funding III, LTd.., 7.25%, 05/24/2041 (A) (B)	502,563
500,000	Reynolds Group Issuer, Inc., 9.00%, 04/15/2019 (A)	496,250
250,000	RR Donnelley & Sons Co., 7.25%, 05/15/2018	250,063
500,000	Sanmina-SCI Corp., 7.00%, 05/15/2019 (A)	475,000
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	503,750
500,000	Swift Energy Co., 7.125%, 06/01/2017	508,750
500,000	Targa Resources Partners LP, 7.875%, 10/15/2018 (A)	530,000
410,000	Tesoro Corp., 9.75%, 06/01/2019	460,225
750,000	Texas Industries, Inc., 9.25%, 08/15/2020	729,375

Schedule of Investments | High Yield Bond
As of June 30, 2011 - (Unaudited)

Bonds and Notes - 91.83% (continued)
Par Value		Fair Value

	CORPORATE BONDS - 90.12% (continued)
$500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	$545,000
500,000	United States Steel Corp., 6.05%, 06/01/2017	498,750
500,000	USG Corp., 7.75%, 01/15/2018	495,000
250,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019	254,375

	Total Corporate Bonds (cost $24,291,876)	25,034,432

Money Market Fund - 6.93%
Number of Shares		Fair Value

1,925,835	Fidelity Institutional Money Market Portfolio, 0.08% (B)	1,925,835

	Total Money Market Fund (cost $1,925,835)	1,925,835

	TOTAL INVESTMENTS (cost $26,595,211) - 98.76%	$27,436,517

	OTHER ASSETS LESS LIABILITIES - 1.24%	343,379

	NET ASSETS - 100.00%	$27,779,896

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents either the rate or the yield at June 30, 2011.

Schedule of Investments | Defensive Strategies
As of June 30, 2011 - (Unaudited)

REITs - 20.38%
Number of Shares		Fair Value

2,600	Acadia Realty Trust	$52,858
2,200	Alexandria Real Estate Equities, Inc.	170,324
1,350	AvalonBay Communities, Inc.	173,340
4,500	Boston Properties, Inc.	477,720
2,700	Brandywine Realty Trust	31,293
2,800	BRE Properties, Inc.	139,664
4,200	Brookfield Properties Corp.	80,976
3,500	Camden Property Trust	222,670
1,300	CBL & Associates Properties, Inc.	23,569
6,200	Colonial Properties Trust	126,480
9,200	DCT Industrial Trust, Inc.	48,116
2,500	Developers Diversified Realty Corp.	35,250
8,000	DiamondRock Hospitality Co.	85,840
2,400	Digital Realty Trust, Inc.	148,272
3,900	Douglas Emmett, Inc.	77,571
2,500	Duke Realty Corp.	35,025
5,000	DuPont Fabros Technology, Inc.	126,000
4,600	Education Realty Trust, Inc.	39,422
2,300	Entertainment Properties Trust	107,410
8,700	Equity Residential	522,000
1,650	Essex Property Trust, Inc.	223,228
4,200	Extra Space Storage, Inc.	89,586
1,400	Federal Realty Investment Trust	119,252
5,300	FelCor Lodging Trust, Inc. *	28,249
2,200	First Potomac Realty Trust	33,682
13,526	General Growth Properties, Inc.	225,749
9,200	HCP, Inc.	337,548
6,400	Health Care REIT, Inc.	335,552
2,200	Home Properties, Inc.	133,936
10,800	Hospitality Properties Trust	261,900
3,100	Kilroy Realty Corp.	122,419
12,000	Kimco Realty Corp.	223,680
6,600	Lexington Realty Trust	60,258
5,800	Liberty Property Trust	188,964
5,563	Macerich Co./The	297,620
2,100	National Retail Properties, Inc.	51,471
3,000	Nationwide Health Properties, Inc.	124,230
2,200	Omega Healthcare Investors, Inc.	46,222
11,794	Prologis, Inc.	422,697
1,300	PS Business Parks, Inc.	71,630
3,700	Public Storage	421,837
2,100	Rayonier, Inc.	137,235
1,900	Regency Centers Corp.	83,543
8,529	Simon Property Group, Inc.	991,326
3,650	SL Green Realty Corp.	302,475

Schedule of Investments | Defensive Strategies
As of June 30, 2011 - (Unaudited)

REITs - 20.38% (continued)
Number of Shares		Fair Value

7,000	Strategic Hotels & Resorts, Inc. *	$49,560
3,800	UDR, Inc.	93,290
6,400	Ventas, Inc.	337,344
5,616	Vornado Realty Trust	523,299
3,300	Washington Real Estate Investment Trust	107,316
5,300	Weingarten Realty Investors	133,348

	Total REITs (cost $7,764,769)	9,302,246

Exchange Traded Funds - 30.51%
Number of Shares		Fair Value

18,600	iShares Silver Trust *	629,610
123,000	PowerShares DB Agriculture Fund *	3,904,020
37,500	PowerShares DB Base Metals Fund *	895,500
112,300	PowerShares DB Commodity Index Tracking Fund *	3,252,208
73,300	PowerShares DB Energy Fund *	2,179,209
21,000	SPDR Gold Shares *	3,065,580

	Total Exchange-Traded Funds (cost $11,950,365)	13,926,127

Bonds and Notes - 40.59%
Par Value		Fair Value

	Government Mortgage-Backed Securities - 4.22%
598,106	GNMA Pool 782858, 6.00%, 11/15/2039	$666,919
1,155,120	GNMA Pool 4947, 5.00%, 02/20/2041	1,255,772

	Total Government Mortgage-Backed Securities (cost $1,893,255)	1,922,691

	Treasury Inflation Protected Securities - 36.37%
2,040,000	TIPS, 1.125%, 01/15/2021	2,179,970
1,001,255	TIPS, 1.25%, 07/15/2020	1,093,238
325,000	TIPS, 1.625%, 01/15/2015	415,442
650,000	TIPS, 1.625%, 01/15/2018	768,031
735,000	TIPS, 1.75%, 01/15/2028	827,163
645,000	TIPS, 2.00%, 01/15/2014	846,300
1,050,000	TIPS, 2.00%, 07/15/2014	1,367,040
1,045,000	TIPS, 2.00%, 01/15/2016	1,317,500
1,250,000	TIPS, 2.125%, 01/15/2019	1,489,062
1,550,000	TIPS, 2.375%, 01/15/2017	1,973,707
1,150,000	TIPS, 2.375%, 01/15/2025	1,574,794
500,000	TIPS, 2.50%, 01/15/2029	615,204
500,000	TIPS, 3.00%, 07/15/2012	652,798
500,000	TIPS, 3.625%, 04/15/2028	916,833
300,000	TIPS, 3.875%, 04/15/2029	563,155

	Total Treasury Inflation Protected Securities (cost $14,135,651)	16,600,237

	Total U.S. Government & Agency Obligations (cost $16,028,906)	18,522,928

Schedule of Investments | Defensive Strategies
As of June 30, 2011 - (Unaudited)

Money Market Fund - 7.76%
Number of Shares		Fair Value

3,542,850	Fidelity Institutional Money Market Portfolio, 0.08% (A)	$ 3,542,850

	Total Money Market Fund (cost $3,542,850)	3,542,850

	TOTAL INVESTMENTS (cost $39,286,890) - 99.24%	$ 45,294,151

	OTHER ASSETS LESS LIABILITIES - 0.76%	346,828

	NET ASSETS - 100.00%	$ 45,640,979

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Money Market
As of June 30, 2011 - (Unaudited)

Short Term Investments - 99.76%
Par Value		Fair Value

	Asset-Backed Securities - 2.07%
$210,503	CNH Equipment Trust, 0.42677%, 12/09/2011	$210,503

	Total Asset-Backed Securities (amortized cost $210,503)	210,503

	Money Market Fund - 6.94%
706,188	Fidelity Institutional Money Market Portfolio, 0.08% (B)	706,188

	Total Money Market Fund (cost $706,188)	706,188

	U.S. Government & Government Agencies (A) - 90.75%
400,000	Federal Home Loan Bank, 0.02%, 07/06/2011	399,997
435,000	Federal Home Loan Bank, 0.02%, 07/13/2011	434,991
665,000	Federal Home Loan Bank, 0.02%, 07/20/2011	664,982
655,000	Federal Home Loan Bank, 0.01%, 07/28/2011	654,980
725,000	Federal Home Loan Bank, 0.02%, 08/01/2011	724,981
830,000	Federal Home Loan Bank, 0.02%, 08/03/2011	829,974
940,000	Federal Home Loan Bank, 0.02%, 08/10/2011	939,950
735,000	Federal Home Loan Bank, 0.03%, 08/12/2011	734,950
895,000	Federal Home Loan Bank, 0.02%, 08/17/2011	894,930
650,000	Federal Home Loan Bank, 0.01%, 08/24/2011	649,927
100,000	Federal Home Loan Bank, 0.03%, 09/09/2011	99,985
700,000	U.S. Treasury Bill, 0.01%, 08/11/2011	699,987
1,500,000	U.S. Treasury Bill, 0.02%, 09/01/2011	1,499,959

	Total U.S. Government Agencies (amortized cost $9,229,090)	9,229,593

	TOTAL INVESTMENTS (cost $10,145,781) - 99.76%	$10,146,284

	OTHER ASSETS LESS LIABILITIES - 0.24%	24,275

	TOTAL NET ASSETS - 100.00%	$10,170,559

(A) Discount note; the rate shown represents the yield at June 30, 2011.
(B) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Strategic Growth
As of June 30, 2011 - (Unaudited)

Mutual Funds (A) - 99.95%
Number of Shares		Fair Value

535,949	Timothy Plan Aggressive Growth Fund*	$3,692,687
400,842	Timothy Plan Defensive Strategies Fund	4,737,955
505,939	Timothy Plan High Yield Bond Fund	4,690,058
1,431,869	Timothy Plan International Fund	12,328,388
1,337,278	Timothy Plan Large/Mid Cap Growth Fund*	9,802,245
690,062	Timothy Plan Large/Mid Cap Value Fund	9,764,383
268,689	Timothy Plan Small Cap Value Fund*	3,721,337

	Total Mutual Funds (cost $45,567,593)	48,737,053

Money Market Fund - 0.13%
Number of Shares		Fair Value

64,040	Fidelity Institutional Money Market Portfolio, 0.08% (B)	64,040

	Total Money Market Fund (cost $64,040)	64,040

	TOTAL INVESTMENTS (cost $45,631,633) - 100.08%	$48,801,093

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%	(41,350)

	TOTAL NET ASSETS - 100.00%	$48,759,743

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2011.

Schedule of Investments | Conservative Growth
As of June 30, 2011 - (Unaudited)

Mutual Funds (A) - 99.76%
Number of Shares		Fair Value

218,594	Timothy Plan Aggressive Growth Fund*	$1,506,116
608,572	Timothy Plan Defensive Strategies Fund	7,193,319
1,374,920	Timothy Plan Fixed Income Fund	14,340,419
509,390	Timothy Plan High Yield Bond Fund	4,722,049
564,598	Timothy Plan International Fund	4,861,192
820,024	Timothy Plan Large/Mid Cap Growth Fund*	6,010,777
520,564	Timothy Plan Large/Mid Cap Value Fund	7,365,981
179,973	Timothy Plan Small Cap Value Fund*	2,492,619

	Total Mutual Funds (cost $42,950,743)	48,492,472

Money Market Funds - 0.36%
Number of Shares		Fair Value

175,994	Fidelity Institutional Money Market Portfolio, 0.08% (B)	175,994

	Total Money Market Funds (cost $175,994)	175,994

	TOTAL INVESTMENTS (cost $43,126,737) - 100.12%	$48,668,466

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%	(60,017)

	NET ASSETS - 100.00%	$48,608,449

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2011.

Notes to the Schedule of Investments
June 30, 2011 – (Unaudited)

Timothy Plan Family of Funds

Note 1 | Unrealized Appreciation (Depreciation)

At June 30, 2011, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

				Net Appreciation
Funds	Cost	Appreciation	(Depreciation)	(Depreciation)
Aggressive Growth Fund	$19,424,469	$2,716,521	$(491,680)	$2,224,841
International Fund	$39,992,992	$5,087,778	$(831,543)	$4,256,235
Large/Mid Cap Growth Fund	$43,119,256	$5,542,478	$(769,271)	$4,773,207
Small Cap Value Fund	$52,114,856	$5,903,286	$(2,584,350)	$3,318,936
Large/Mid Cap Value Fund	$85,329,330	$23,931,187	$(1,320,284)	$22,610,903
Fixed Income Fund	$64,078,660	$4,013,198	$(277,559)	$3,735,639
High Yield Bond Fund	$26,595,211	$1,009,720	$(168,414)	$841,306
Defensive Strategies Fund	$39,386,743	$5,924,598	$(17,190)	$5,907,408
Money Market Fund	$10,145,781	$503	$-	$503
Strategic Growth Fund	$51,584,797	$3,330,912	$(6,114,616)	$(2,783,704)
Conservative Growth Fund	$48,719,919	$5,541,729	$(5,593,182)	$(51,453)

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Notes to the Schedule of Investments
June 30, 2011 – (Unaudited)

Timothy Plan Family of Funds

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2011:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$21,298,953	$-	$-	$21,298,953
REITs	$260,433	$-	$-	$260,433
Money Market Funds	$89,924	$-	$-	$89,924
Total	$21,649,310	$-	$-	$21,649,310
*Refer to the Schedule of Investments for industry classifications.

International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$4,583,443	$250,602	$-	$4,834,045
American Depositary Receipts *	$12,676,298	$22,130,119	$-	$34,806,417
Money Market Funds	$4,608,765	$-	$-	$4,608,765
Total	$21,868,506	$22,380,721	$-	$44,249,227
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$45,213,202	$-	$-	$45,213,202
American Depositary Receipts *	$443,989	$-	$-	$443,989
REITs	$712,978	$-	$-	$712,978
Money Market Funds	$1,522,294	$-	$-	$1,522,294
Total	$47,892,463	$-	$-	$47,892,463
*Refer to the Schedule of Investments for industry classifications.

Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$49,893,751	$-	$-	$49,893,751
REITs	$4,670,101	$-	$-	$4,670,101
Money Market Funds	$869,940	$-	$-	$869,940
Total	$55,433,792	$-	$-	$55,433,792
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$96,862,371	$-	$-	$96,862,371
Master Limited Partnerships	$1,992,270	$-	$-	$1,992,270
REITs	$4,920,600	$-	$-	$4,920,600
Money Market Funds	$4,164,992	$-	$-	$4,164,992
Total	$107,940,233	$-	$-	$107,940,233
*Refer to the Schedule of Investments for industry classifications.

Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$204,526	$-	$204,526
Corporate Bonds	$-	$16,015,872	$-	$16,015,872
U.S. Government Agencies	$-	$8,594,791	$-	$8,594,791
U.S. Treasury TIPS	$-	$4,864,842	$-	$4,864,842
Mortgaged-Backed Securities	$-	$23,396,005	$-	$23,396,005
U.S. Government Treasuries	$-	$12,652,602	$-	$12,652,602
Money Market Funds	$2,085,661	$-	$-	$2,085,661
Total	$2,085,661	$65,728,638	$-	$67,814,299

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Convertible Corporate Bonds	$-	$476,250	$-	$476,250
Corporate Bonds	$-	$14,128,896	$-	$14,128,896
144A Securities	$-	$10,905,536	$-	$10,905,536
Money Market Funds	$1,925,835	$-	$-	$1,925,835
Total	$1,925,835	$25,510,682	$-	$27,436,517

Notes to the Schedule of Investments
June 30, 2011 – (Unaudited)

Timothy Plan Family of Funds

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITs	$9,302,246	$-	$-	$9,302,246
Exchange-Traded Funds	$13,926,127	$-	$-	$13,926,127
U.S. Treasury TIPS	$-	$16,600,237	$-	$16,600,237
Mortgage-Backed Securities	$-	$1,922,691	$-	$1,922,691
Money Market Funds	$3,542,850	$-	$-	$3,542,850
Total	$26,771,223	$18,522,928	$-	$45,294,151
*Refer to the Schedule of Investments for industry classifications.

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$210,503	$-	$210,503
U.S. Government Treasuries	$-	$9,229,593	$-	$9,229,593
Money Market Funds	$706,188	$-	$-	$706,188
Total	$706,188	$9,440,096	$-	$10,146,284

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$48,737,053	$-	$-	$48,737,053
Money Market Funds	$64,040	$-	$-	$64,040
Total	$48,801,093	$-	$-	$48,801,093

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$48,492,472	$-	$-	$48,492,472
Money Market Funds	$175,994	$-	$-	$175,994
Total	$48,668,466	$-	$-	$48,668,466

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Funds did not hold any derivative instruments during the reporting period.  During the period ended June 30, 2011, there were no significant transfers between Levels 1 and 2.  The Funds’ policy is to recognize transfers at the end of the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	08/05/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	08/05/2011